Stock - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		1 Months Ended	8 Months Ended	12 Months Ended
	Jul. 01, 2023	Jul. 31, 2016	Dec. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2013	Jun. 30, 2010	Jun. 30, 2007	Jun. 30, 2005	Jun. 30, 2003	Jan. 31, 2000	May 14, 2022	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date				₨ 7,049.2	₨ 5,249.6	₨ 0.5
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date				33,349.8	14,548.0	20,891.2
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date				16,009.7	22,732.3
Stock-based compensation, aggregate intrinsic value of options outstanding				58,662.2	28,677.5
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date				15,158.2	20,373.6
Stock-based compensation, aggregate intrinsic value of options exercisable				₨ 44,594.6	₨ 24,363.8
Stock-based compensation, unvested options, outstanding				60,038,973	76,731,732
Stock-based compensation, unvested options, weighted average exercise price				₨ 1,593.9	₨ 1,446.2
Stock-based compensation, unvested options, aggregate intrinsic value at grant date				₨ 851.5	₨ 2,217.7
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period				14,067.6	₨ 4,197.5
Stock-based compensation, total estimated compensation cost to be recognized in future periods				₨ 17,782.1
Equity shares, par value				₨ 1	₨ 1
Share-based payment arrangement, exercise of option, tax benefit				₨ 7,041.2	₨ 5,561.5	0.0
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-Based Payment Arrangement, Amount				₨ (1,157.2)	20,166.2	0.0
eHDFC [Member] | Background and Details of the Business Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity shares, par value	₨ 1
Share based compensation by share based award options granted during the period	48,559,681
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				1 year 10 months 24 days
Share-based payment arrangement, expense				₨ 13,878.7	₨ 17,379.5	₨ 13,132.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				141,374,510	175,659,424	151,682,461								158,106,016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				52,955,047	46,304,966	34,201,810
Share based compensation by share based award options granted during the period				23,146,660	24,384,690	30,480,145
Employee Stock Option | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance												100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employee Stock Option | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance											100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 100.0
Employee Stock Option | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance										100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 100.0
Employee Stock Option | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance									150,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 150.0
Employee Stock Option | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance								200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved								₨ 200.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				4,793,680
Employee Stock Option | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance							200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved							₨ 200.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				11,490,680
Employee Stock Option | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance		200,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved		₨ 200.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				74,981,293
Employee Stock Option | Plan "H"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance				95,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved				₨ 95.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				22,572,860
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration						5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date				₨ 3,586.4	₨ 441.6
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date				24,360.4	18,122.0
Stock-based compensation, aggregate intrinsic value of options outstanding				27,198.7	16,960.3
Stock-based compensation, total estimated compensation cost to be recognized in future periods				₨ 12,379.8
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				1 year 9 months 18 days
Stock-based compensation, aggregate intrinsic value of RSUs exercised at exercise date				₨ 4,304.8	458.1
Stock-based compensation, aggregate intrinsic value of RSUs exercisable at grant date				1,854.3	525.9
Stock-based compensation, aggregate intrinsic value of RSUs exercisable				2,205.8	544.1
Stock-based compensation, aggregate intrinsic value of RSUs non-vested at grant date				13,678,230.0	11,345,734.0
Stock-based compensation, aggregate intrinsic value of RSUs non-vested				22,506.2	17,596.1
Stock based compensation, aggregate intrinsic value of RSUs future period				₨ 24,992.9	₨ 16,416.1
Weighted average fair value of RSUs granted during the year				₨ 1	₨ 1
Share-based payment arrangement, expense				₨ 10,755.2	₨ 2,736.3
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance													100
Equity shares, par value													₨ 1
Common stock shares reserved for future issuance aggregate par value													₨ 100.0
Share based compensation by share based award vesting period one			4 years
Share based compensation by share based award number of shares authorized for grant						2,891,000
Weighted average fair value of RSUs granted during the year				₨ 1,724.68	₨ 1,565.43	₨ 1,382.34
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member] | Scheme Zero Zero Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized for grant					9,354,224
Restricted Stock Units (RSUs) [Member] | Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member] | Scheme Zero Zero Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized for grant				6,254,575
Scheme XXXVIII | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted						30,480,145
Scheme XLV | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					5,075,360
Scheme XLV | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					12,533,590
Scheme XLV | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted					6,775,740
Schemes LVI to LIX [Member] | Plan "G"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted				573,800
Schemes LVI to LIX [Member] | Plan "H"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted				22,572,860
HDFC Life [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				14,049,678
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				7,886,415
HDFC AMC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				2,018,029
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				1,295,700
HDFC Capital Advisors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				71,678
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				71,678
HDFC Securities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				746,134
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				143,393
HDB Financial Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				8,356,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				1,953,960